Convertible Notes (Details) - Schedule of Convertible Notes and Related Activity - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes (Details) - Schedule of Convertible Notes and Related Activity [Line Items]
Interest
Balance		$ 399,400
Additions
Conversions/ Repayments	$ (339,400)
Maturity Date	Less debt discount
Less debt discount		(206,157)
Convertible notes, net of discount		193,243
Granite Global Investments Ltd [Member]
Convertible Notes (Details) - Schedule of Convertible Notes and Related Activity [Line Items]
Date	Apr. 07, 2021
Maturity Date	Apr. 07, 2022
Interest	10%
Balance		36,500
Additions
Conversions/ Repayments	$ (36,500)
Granite Global Investments Ltd One [Member]
Convertible Notes (Details) - Schedule of Convertible Notes and Related Activity [Line Items]
Date	Apr. 09, 2021
Maturity Date	Apr. 09, 2022
Interest	10%
Balance		100,000
Additions
Conversions/ Repayments	$ (100,000)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of Convertible Notes and Related Activity [Line Items]
Date	Jul. 22, 2021
Maturity Date	Jul. 22, 2022
Interest	10%
Balance		58,850
Additions
Conversions/ Repayments	$ (58,850)
Power Up Lending Group LTD One [Member]
Convertible Notes (Details) - Schedule of Convertible Notes and Related Activity [Line Items]
Date	Aug. 26, 2021
Maturity Date	Aug. 26, 2022
Interest	10%
Balance		58,850
Additions
Conversions/ Repayments	$ (58,850)
Power Up Lending Group LTD Two [Member]
Convertible Notes (Details) - Schedule of Convertible Notes and Related Activity [Line Items]
Date	Sep. 22, 2021
Maturity Date	Sep. 22, 2022
Interest	10%
Balance		58,850
Additions
Conversions/ Repayments	$ (58,850)
Power Up Lending Group LTD Three [Member]
Convertible Notes (Details) - Schedule of Convertible Notes and Related Activity [Line Items]
Date	Oct. 12, 2021
Maturity Date	Oct. 12, 2022
Interest	10%
Balance		$ 86,350
Additions
Conversions/ Repayments	$ (86,350)